Business Combinations	6 Months Ended
Jun. 30, 2023
Business Combinations
Business Combinations

27.Business Combinations

For acquisitions that meet the definition of a business combination, the Group applies the acquisition method of accounting where assets acquired and liabilities assumed are recorded at fair value at the date of each acquisition, and the results of operations are included with those of the Group from the dates of the respective acquisitions. All acquisitions completed in 2022 met the definition of a business as defined, and were accounted for as business combinations with the exception of the additional stages of the Kuwait Acquisition completed in 2022 which are accounted for as assets acquisitions. There were no acquisitions during the six-month period ended June 30, 2023.

MTN telecom towers in South Africa

IHS Holding Limited, through its subsidiary IHS Towers South Africa Proprietary Limited, completed the acquisition of a portfolio of towers, comprising 5,691 towers, in South Africa from MTN South Africa on May 31, 2022, which includes an agreement to provide Managed Services, including to approximately 7,100 additional MTN South Africa sites. IHS will own 70% of the South African towers business with the remaining 30% to be owned by a B-BBEE consortium. At the date of issue of these financial statements, IHS owns 100% of the business as the transfer of the non-controlling interest has not been finalized and hence no non-controlling interest has been recognized.

The goodwill of $64.4 million includes goodwill attributable to a new market penetration for the Group. None of the goodwill recognized is currently expected to be deductible for income tax purposes.

The acquisition accounting was completed in May 2023. As IFRS 3 requires fair value adjustments to be recorded with effect from the date of acquisition, this requires re-presentation of previously reported financial results. The following table summarizes the consideration paid and the assets acquired at the acquisition date, and the amounts of revenue and loss of the acquiree since the acquisition date included in the condensed consolidated statement of loss and other comprehensive income/(loss).

	As reported		As re-presented
	2022	Adjustments	2022
	$’000	$’000	$’000

Gross consideration	421,239	—	421,239
Net cash consideration	421,239	—	421,239

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683	—	251,683
Customer related intangible asset	127,957	(6,492)	121,465
Network related intangible asset	67,837	1,904	69,741
Right of use asset	211,315	621	211,936
Lease liabilities	(211,315)	(621)	(211,936)
Deferred tax	(52,864)	1,239	(51,625)
Provisions for other liabilities and charges	(34,419)	—	(34,419)
Total identifiable net assets acquired	360,194	(3,349)	356,845

Goodwill	61,045	3,349	64,394

Revenue — post‑acquisition			10,697
Loss — post‑acquisition			(8,591)

São Paulo Cinco Locação de Torres Ltda.

IHS Holding Limited acquired 100% of the share capital of São Paulo Cinco Locação de Torres Ltda. (“GTS SP5”) on March 17, 2022. The acquisition is consistent with the Group’s strategy to expand in the Latin American region.

The goodwill of $54.6 million arising from the acquisition is attributable to the enhanced market presence in Brazil, the complementary service offering and closer alignment to certain customers as it relates to their future deployments. The goodwill recognized is currently expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date including right of use assets relating to leases which were fully pre-paid prior to acquisition, and the amounts of revenue and profit of the acquiree from the acquisition date included in the condensed consolidated statement of loss and other comprehensive income/(loss).

2022
$’000

Gross consideration	317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	13,395
Land	885
Customer related intangible asset	48,353
Network related intangible asset	2,520
Right of use asset	266,666
Trade and other receivables	23,575
Lease liabilities	(4,282)
Trade and other payables	(4,222)
Deferred tax	(86,239)
Total identifiable net assets acquired	260,651

Goodwill	54,641

Revenue — post‑acquisition	12,385
Profit — post‑acquisition	5,262

IHS Kuwait Limited

In the 2020 financial year IHS GCC KW Holding Limited (‘IHS GCC KW’), a subsidiary of IHS Holding Limited completed the first two stages of the acquisition of 1,620 towers from Mobile Telecommunications Company K.S.C.P. (‘Zain Kuwait’) comprising 1,162 towers. During April 2021, October 2021 and September 2022 IHS GCC KW completed the third, fourth and fifth stages of the acquisition of 1,620 towers from Zain Kuwait comprising 67, 126 and 43 towers respectively.

The remaining 222 towers are managed and operated under a Managed Services agreement until such time as these towers can legally be transferred. IHS GCC KW transferred the purchase right to IHS Kuwait Limited for the Construction, Erection and Maintenance of Wired and Wireless Communication and Radar Towers and Stations / With Limited Liability (‘IHS Kuwait’) who operates the towers as a standalone business. As part of the agreement, IHS Kuwait also assumed existing supplier contracts and land leases, allowing it to apply the Group business processes and deliver services immediately after the assignment of the towers.

As part of the agreement, Zain Kuwait subscribed for shares in IHS GCC KW representing 30 per cent of the share capital of IHS GCC KW by issuing a loan note to IHS GCC KW. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date of the 43 towers acquired in 2022, and the amounts of revenue and profit/(loss) of the acquiree since the acquisition date included in the condensed consolidated statement of loss and other comprehensive income/(loss).

2022
$’000

Gross consideration	2,729
Less: consideration received in exchange for a retained 30% interest (by Zain) in IHS GCC KW	(819)
Net cash consideration for 70% controlling interest	1,910

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	1,032
Customer-related assets	1,947
Network-related assets	671
Trade and other receivables	—
Trade and other payables	(921)
Total identifiable net assets acquired (at 100%)	2,729
Goodwill	—

Determination of non-controlling interest
Total identifiable net assets acquired (at 100%)	2,729
Shareholder funding provided by the Group and external debt*	—
2,729

Non-controlling interest portion of above at 30%	819

Revenue — post‑acquisition	n.a.
Profit/(loss) — post‑acquisition	n.a.

* This was shareholder funding provided by the Group and recorded as short term liabilities in IHS GCC KW. These funds were loaned to IHS Kuwait to fund the acquisition of the towers from Zain. This short term liability was subsequently replaced by external debt.